Net Loss Per Share - Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (48,417,000)		$ (28,162,000)		$ (136,392,000)	$ (363,737,000)
Net income (loss) attributable to common stockholders	$ (48,417,000)		$ (28,162,000)		$ (136,392)	$ (363,737)
Basic and diluted weighted average number of common shares and common share equivalents outstanding	376,170,545	[1]	88,330,996	[1]	88,691,582	87,829,419
Net loss per share attributable to common stockholders basic and diluted	$ (0.13)		$ (0.32)
Reverse Capitalization [Member]
Net loss per share attributable to common stockholders basic and diluted					$ (1.54)	$ (4.14)

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.